Financial Instruments (Details Textual) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement		$ 0.8	$ 2.4
Partnership [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 6.2		$ 6.2